Note 9 - Intangible Assets	12 Months Ended
Oct. 31, 2023
Statement Line Items [Line Items]
Disclosure of intangible assets [text block]
9.	Intangible assets:

As at October 31, 2023, total intangible assets were $2.8 million ( October 31, 2022 - $3.2 million) related to the Bank’s acquisition of Digital Boundary Group. The intangible assets related to the Bank’s acquisition of Digital Boundary Group were $3.9 million and at October 31, 2023, had accumulated amortization of $1.1 million and is being amortized over 10 years. The amortization expense for these intangible assets totaled $394,000 (2022 - $456,000). See note 10.